Loans and advances to customers (Tables) - Loans and advances to customers	12 Months Ended
Dec. 31, 2018
Financial assets
Schedule of financial assets

	12/31/2017	12/31/2018

Other financial assets at fair value through profit or loss	5,618	9,093
Financial assets at fair value through other comprehensive income	—	771
Financial assets at amortized cost	—	666,772
Loans and receivables	609,420	—
	615,038	676,636
Of which:
Before allowance for impairment losses	631,967	698,152
Allowance for impairment losses	(16,929)	(21,516)
	615,038	676,636

Schedule of detail by classification of loans and advances to customers

	12/31/2017	12/31/2018

By loan type:
Commercial, financial and industrial loans	329,098	365,438
Public sector loans	49,294	59,547
Mortgage loans	126,835	137,404
Reverse repurchase agreements	5,618	9,093
Installment loans to individuals -
Revolving consumer credit card loans	52,037	54,511
Non-revolving consumer loans	50,953	53,730
Impaired loans	18,132	18,429
	631,967	698,152
By borrower sector:
Public sector	49,294	59,547
Individuals	241,951	257,132
Communications and transportation	31,339	33,373
Construction	29,386	45,333
Manufacturing	60,261	65,273
Services	189,846	185,382
Tourism	14,008	21,870
Other sectors	15,882	30,242
	631,967	698,152
By geographical area:
Mexico	631,967	698,152
	631,967	698,152
By interest rate:
Fixed rate	245,530	255,571
Floating rate	386,437	442,581
	631,967	698,152

Schedule of gross carrying amount of the financial assets at fair value through other comprehensive income

The following is a breakdown of the gross carrying amount of the Financial assets at fair value through other comprehensive income and the Financial assets at amortized cost as of December 31, 2018:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	773	—	773	—	773
Of which:
Commercial, financial and industrial loans	773	—	773	—	773

Financial assets at amortized cost	643,475	26,382	669,857	18,429	688,286
Of which:
Commercial, financial and industrial loans	354,825	9,840	364,665	6,538	371,203
Public sector loans	59,547	—	59,547	—	59,547
Mortgage loans	128,269	9,135	137,404	8,345	145,749
Installment to individuals -	100,834	7,407	108,241	3,546	111,787
Revolving consumer credit card loans	51,169	3,342	54,511	1,716	56,227
Non-revolving consumer loans	49,665	4,065	53,730	1,830	55,560

Schedule of Financial assets at amortized cost between stages

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2018	583,871	24,346	18,132	626,349
Transfers:
Transfer from Stage 1 to Stage 2	(77,762)	77,762	—	—
Transfer from Stage 1 to Stage 3	(3,453)	—	3,453	—
Transfer from Stage 2 to Stage 3	—	(25,926)	25,926	—
Transfer from Stage 2 to Stage 1	46,673	(46,673)	—	—
Transfer from Stage 3 to Stage 2	—	3,972	(3,972)	—
Transfer from Stage 3 to Stage 1	2,992	—	(2,992)	—

Remaining in same stage	(113,862)	(1,382)	(561)	(115,805)
Financial assets derecognized during the period other than write-offs	(660,706)	(3,703)	(1,647)	(666,056)
Originated financial assets	871,091	—	—	871,091
Write-offs	—	—	(19,678)	(19,678)
Other movements	(5,369)	(2,014)	(232)	(7,615)

As of December 31, 2018	643,475	26,382	18,429	688,286

Schedule of changes in the allowance for impairment losses

	2016	2017	2018

Beginning balance as of January 1 (as originally presented)	(18,749)	(17,883)	(16,929)
Adjustments on initial adoption of IFRS 9	—	—	(3,270)
Beginning balance as of January 1 (restated)	(18,749)	(17,883)	(20,199)

Impairment losses on financial assets - Financial assets at amortized cost (*)	(19,022)	(20,771)	(20,947)
Impairment losses on financial assets - Financial assets at fair value through other comprehensive income	—	—	(2)
Write-off of impaired loans applied against the allowance for impairment losses	20,045	21,733	19,678
Others	(157)	(8)	(46)
Balance at year-end	(17,883)	(16,929)	(21,516)

Of which:
By geographical location of risk:
Mexico	(17,883)	(16,929)	(21,516)

(*)The amount of Impairment losses on financial assets - Loans and receivables presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 2,361 million pesos in 2016, 1,951 million pesos in 2017 and 2,141 million pesos in 2018.

Schedule of allowance for loan losses and the written-off financial assets

The following is a breakdown of the allowance for loan losses and the written-off financial assets as of December 31, 2018:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	2	—	—	2	—
Of which:
Commercial, financial and industrial loans	2	—	—	2	—

Financial assets at amortized cost	7,033	5,309	9,172	21,514	19,678
Of which:
Commercial, financial and industrial loans	1,968	1,502	3,980	7,450	5,808
Public sector loans	4	—	—	4	—
Mortgage loans	506	656	2,416	3,578	861
Installment to individuals -	4,555	3,151	2,776	10,482	13,009
Revolving consumer credit card loans	2,220	1,743	1,391	5,354	7,482
Non-revolving consumer loans	2,335	1,408	1,385	5,128	5,527

Schedule of transfers of allowance for impairment losses of financial assets at amortized cost between stages

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1 (as originally presented)	6,768	3,664	6,497	16,929
Adjustments on initial adoption of IFRS 9	688	1,116	1,466	3,270
Beginning balance as of January 1 (restated)	7,456	4,780	7,963	20,199

As of January 1, 2018
Transfers:
Transfer from Stage 1 to Stage 2	(4,804)	18,321	—	13,517
Transfer from Stage 1 to Stage 3	(164)	—	613	449
Transfer from Stage 2 to Stage 3	—	(11,379)	16,270	4,891
Transfer from Stage 2 to Stage 1	2,287	(8,449)		(6,162)
Transfer from Stage 3 to Stage 2	—	572	(1,285)	(713)
Transfer from Stage 3 to Stage 1	133	—	(634)	(501)

Financial assets derecognized during the period other than write-offs	(2,841)	(799)	(2,736)	(6,376)
Contracts remaining at the same stage	(1,140)	2,525	8,646	10,031
Write-offs	—	—	(19,678)	(19,678)
Originated financial assets	5,997	—	—	5,997
Foreign exchange and other movements	111	(262)	13	(138)

As of December 31, 2018	7,035	5,309	9,172	21,516

Schedule of changes in financial assets considered to be impaired due to credit risk.

	2016	2017	2018

Beginning balance	19,742	17,595	18,132
Additions	30,431	34,180	32,461
Transfers to performing loans	(12,533)	(11,910)	(12,486)
Written-off loans	(20,045)	(21,733)	(19,678)
Balance at year-end	17,595	18,132	18,429

Schedule of financial assets between no past due and past due

The breakdown of the balance of the financial assets classified as Loans and receivables - Loans and advances to customers between no past due and past due as of December 31, 2017 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,509	2,472	664	127	235	6,007
Mortgage loans	1,086	1,624	1,186	815	2,650	7,361
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,467	—	—	—	2,335
Non-revolving consumer loans	647	1,287	472	4	19	2,429
	5,110	6,850	2,322	946	2,904	18,132

The breakdown of the balance of the financial assets classified as Loans and receivables - Loans and advances to customers between no past due and past due as of December 31, 2018 is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,138	1,531	112	880	1,877	6,538
Mortgage loans	2,098	1,447	844	662	3,294	8,345
Installment loans to individuals
Of which:
Revolving consumer credit card loans	530	1,186	—	—	—	1,716
Non-revolving consumer loans	484	1,345	—	—	1	1,830
	5,250	5,509	956	1,542	5,172	18,429

Schedule of renegotiated loans

	For the Year Ended 12/31/2016				For the Year Ended 12/31/2017				For the Year Ended 12/31/2018
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	3,576	—	1,606	5,182	879	—	1,028	1,907	1,318	—	3,011	4,329
Mortgage loans				—	22	—	1	23	603	—	530	1,133
Installment loans to individuals	1,073	—	158	1,231	1,086	—	186	1,272	1,147	—	205	1,352
	4,649	—	1,764	6,413	1,987	—	1,215	3,202	3,068	—	3,746	6,814
Percentage	72%	—	28%	100%	62%	—	38%	100%	45%	—	55%	100%

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2017
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets held for trading	313,008	264,201	48,807	45,024	3,783	—	—	—
Other financial assets at fair value through profit or loss	51,705	—	51,705	—	51,693	—	—	—
Available-for-sale financial assets	164,947	164,947	—	—	—	—	—	—
Loans and receivables:	696,229	308,252	387,977	—	—	165,696	196,146	76,030
Of which:
Loans and advances to credit institutions	59,122	59,122	—	—	—	—	—	—
Loans and advances to customers	626,349	238,372	387,977	—	—	165,696	196,146	76,030
Commercial, financial and industrial loans	335,104	107,980	227,124	—	—	141,806	66,619	76,028
Public sector loans	49,294	18,963	30,331	—	—	23,845	—	—
Mortgage loans	134,197	4,397	129,800	—	—	—	128,106	2
Installment loans to individuals:
Revolving consumer credit card loans	54,372	54,372	—	—	—	—	—	—
Non-revolving consumer loans	53,382	52,660	722	—	—	45	1,421	—
Debt instruments	10,758	10,758	—	—	—	—	—	—
Guarantees and loan commitments	78,812	78,812	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	38,291	38,291	—	—	—	—	—	—
	1,342,992	854,503	488,489	45,024	55,476	165,696	196,146	76,030

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2018
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	265,175	218,651	46,524	42,480	4,044	—	—	—
Other financial assets at fair value through profit or loss	107,425	—	107,425	—	107,560	—	—	—
Financial assets at fair value through other comprehensive income	155,256	155,256	—	—	—	—	—	—
Financial assets at amortized cost:	787,739	348,767	438,972	—	—	124,725	222,490	11,945
Of which:
Loans and advances to credit institutions	47,034	47,034	—	—	—	—	—	—
Loans and advances to customers	688,286	249,314	438,972	—	—	124,725	222,490	11,945
Commercial, financial and industrial loans	371,203	96,967	274,236	—	—	102,905	97,167	11,945
Public sector loans	59,547	21,385	38,162	—	—	21,794	—	—
Mortgage loans	145,749	20,226	125,523	—	—	—	123,353	—
Installment loans to individuals:
Revolving consumer credit card loans	56,227	56,227	—	—	—	—	—	—
Non-revolving consumer loans	55,560	54,509	1,051	—	—	26	1,970	—
Debt instruments	52,419	52,419	—	—	—	—	—	—
Guarantees and loan commitments	94,267	94,267	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	—			—	—	—	—	—
	1,409,862	816,941	592,921	42,480	111,604	124,725	222,490	11,945

(1)

Related to loans and receivables and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by the collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and receivables are secured by multiple credit enhancements.

(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at the moment of the loan origination and when the financial asset is classified as impaired.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	AAA	Aaa
9.2	AA+	Aa1
9.0	AA	Aa2
8.6	AA-	Aa3
8.1	A+	A1
7.7	A	A2
7.3	A-	A3
6.7	BBB+	Baa1
6.1	BBB	Baa2
5.6	BBB-	Baa3
5.0	BB+	Ba1
4.4	BB	Ba2
3.9	BB-	Ba3
3.3	B+	B1
2.7	B	B2
2.2	B-	B3
1.6	CCC	Caa1
1.0	CC	Ca

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

Schedule of retail portfolio that are past due but not impaired

		Balances Past Due by
	Current	1 to 30 Days	31 to 60 Days	61 to 90 Days	Total
By type of loan:
Commercial loans (SMEs)	68,157	1,590	771	733	71,251
Mortgage loans	116,293	4,545	4,205	1,792	126,835
Installment loans to individuals
Of which:
Revolving consumer credit card loans	49,253	1,145	851	788	52,037
Non-revolving consumer loans	48,129	1,520	687	616	50,952
	281,832	8,800	6,514	3,929	301,075

External credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2017
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	47,231	11,515	1,899	1,946	4,656	1,683	874	1,968	507	—	72,279
Mortgage loans	98,015	2,999	1,174	1,634	846	17,535	3,919	3,153	1,218	3,704	134,197
Revolving consumer credit card loans	2,995	13,789	12,848	6,181	3,543	4,961	4,829	3,830	1,397	—	54,373
Non-revolving consumer loans	7,009	7,312	9,978	8,670	6,577	5,415	2,876	1,267	3,390	889	53,383
	155,250	35,615	25,899	18,431	15,622	29,594	12,498	10,218	6,512	4,593	314,232

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	7,118	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,292
Guarantees	282	—	—	—	—	—	—	—	—	—	282
Loan commitments	150	—	—	—	—	—	—	—	—	—	150
	7,550	5,500	5,943	3,902	3,149	4,373	4,268	1,696	2,343	—	38,724
	162,800	41,115	31,842	22,333	18,771	33,967	16,766	11,914	8,855	4,593	352,956

	12/31/2018
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SMEs)	57,411	7,716	1,843	2,276	4,176	1,308	538	1,673	332	—	77,273
Mortgage loans	107,435	4,623	3,576	9,504	2,712	5,731	3,655	3,525	889	4,099	145,749
Revolving consumer credit card loans	2,896	15,463	15,052	5,743	2,858	4,694	4,580	3,584	1,357	—	56,227
Non-revolving consumer loans	9,180	6,953	11,815	8,092	7,111	5,068	2,534	1,064	2,862	881	55,560
	176,922	34,755	32,286	25,615	16,857	16,801	11,307	9,846	5,440	4,980	334,809

Financial instruments not recognized on the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	6,365	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,195
Guarantees	85	—	—	—	—	—	—	—	—	—	85
Loan commitments	174	—	—	—	—	—	—	—	—	—	174
	6,624	5,240	5,743	3,460	2,601	3,603	3,676	1,600	1,907	—	34,454
	183,546	39,995	38,029	29,075	19,458	20,404	14,983	11,446	7,347	4,980	369,263

Internal credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2017
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	3,380	496	9,116	28,807	48,849	74,722	63,662	13,901	2,898	1,396	413	112	1,870	564	—	12,639	262,825
Public sector loans	—	—	3,504	—	—	20,077	1	983	—	9,751	13,493	1,278	—	—	—	—	—	—	—	208	49,295
	—	—	3,504	—	3,380	20,573	9,117	29,790	48,849	84,473	77,155	15,179	2,898	1,396	413	112	1,870	564	—	12,847	312,120

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	—	623	—	2,576	5,262	11,037	19,265	7,043	9,060	3,219	2,391	392	3	—	—	—	75	—	—	2,133	63,079
Loan commitments	—	—	—	7	491	501	597	253	2,137	5,728	4,210	862	86	25	—	—	78	—	—	196	15,171
	—	623	—	2,583	5,753	11,538	19,862	7,296	11,197	8,947	6,601	1,254	89	25	—	—	153	—	—	2,329	78,250
	—	623	3,504	2,583	9,133	32,111	28,979	37,086	60,046	93,420	83,756	16,433	2,987	1,421	413	112	2,023	564	—	15,176	390,370

	12/31/2018
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SMEs)	—	—	—	—	—	2,012	17,068	25,236	54,471	85,467	73,559	15,383	4,814	833	1,158	246	218	—	2,140	12,098	294,703
Public sector loans	—	—	5,200	—	—	23,195	179	—	6,049	9,278	14,190	1,456	—	—	—	—	—	—	—	—	59,547
	—	—	5,200	—	—	25,207	17,247	25,236	60,520	94,745	87,749	16,839	4,814	833	1,158	246	218	—	2,140	12,098	354,250

Financial instruments not recognized on the consolidated balance sheet:
Guarantees	622	—	—	2,840	12,897	8,313	26,172	4,551	10,822	3,936	2,040	1,299	3	—	—	—	75	—	—	2,586	76,156
Loan commitments	—	—	—	203	366	237	239	113	2,290	7,798	5,273	756	63	3	5	—	19	—	—	485	17,850
	622	—	—	3,043	13,263	8,550	26,411	4,664	13,112	11,734	7,313	2,055	66	3	5	—	94	—	—	3,071	94,006
	622	—	5,200	3,043	13,263	33,757	43,658	29,900	73,632	106,479	95,062	18,894	4,880	836	1,163	246	312	—	2,140	15,169	448,256